Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31,	December 31,
	2014	2013
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	257,661	235,000
U.S. Dollar-denominated Term Loan due through 2018	93,595	103,207
U.S. Dollar-denominated Term Loan due through 2018	116,667	125,000
U.S. Dollar-denominated Term Loan due through 2018	125,667	—
U.S. Dollar-denominated Term Loan due through 2019	—	296,935
U.S. Dollar-denominated Term Loan due through 2026	450,000	—
U.S. Dollar-denominated Term Loan due through 2021	285,274	297,956
U.S. Dollar-denominated Term Loan due through 2021	95,560	102,372
U.S. Dollar-denominated Unsecured Demand Loan	—	13,282
Norwegian Kroner-denominated Bond due in 2017	93,934	115,296
Norwegian Kroner-denominated Bond due in 2018	120,773	148,238
Euro-denominated Term Loans due through 2023	284,993	340,221

Total	1,924,124	1,777,507
Less current portion	157,235	97,114

Total	1,766,889	1,680,393